S000000562 [Member] Expense Example, No Redemption - Nuveen North Carolina Municipal Bond Fund	May 31, 2026 USD ($)
Nuveen North Carolina Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 498
Expense Example, No Redemption, 3 Years	665
Expense Example, No Redemption, 5 Years	846
Expense Example, No Redemption, 10 Years	1,368
Nuveen North Carolina Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	$ 1,900